Fair Value Measurements	12 Months Ended
Jun. 30, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements

Our financial assets and liabilities measured at fair value on a recurring basis consist of the assets of our supplemental retirement benefit trust, which are included in other non-current assets on the Consolidated Balance Sheets. Contributions to the trust are presented in other investing activities on the Consolidated Statements of Cash Flows. The assets of the trust are recorded at fair value and consist of exchange traded securities and exchange traded mutual funds. The securities and mutual funds are recorded at fair value using observable market prices from active markets, which are categorized as Level 1 in the fair value hierarchy. In fiscal 2014, upon changing investment advisors for the supplemental retirement benefit trust, we adopted a new asset allocation model which resulted in the reallocation of assets in the trust. The fair value of the trust assets are as follows:

($000)	2014	2013

Trust assets
Money market	44	9
U.S. equity securities	379	486
Foreign equity funds	167	—
U.S. fixed income funds	121	244
Foreign fixed income funds	53	—
Absolute return strategy mutual funds	143	—
	907	739

The carrying amounts of our other financial instruments including cash equivalents, accounts receivable, notes receivable and accounts payable approximate their fair value. The fair value of the assets in our defined benefit retirement plan are disclosed in Note 6 of the Notes to Consolidated Financial Statements.

Our Series A Notes, presented as current portion of long-term debt and long-term debt on the Consolidated Balance Sheets, are stated at historical cost. Fair value of our long-term debt is based on the expected future cash flows of the debt discounted using a credit adjusted risk-free rate. The credit adjusted risk-free rate for our 4.26% Series A Notes is the estimated cost to borrow a debt instrument with the same terms from a private lender at the measurement date. The fair value of our long-term debt is categorized as Level 3 in the fair value hierarchy.

	2014		2013
	Carrying	Fair	Carrying	Fair
($000)	Amount	Value	Amount	Value

4.26% Series A Notes	55,000	55,576	56,500	55,150